Note 21 - Regulatory Capital Matters	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
(
2
1
)
Regulatory
Capital
Matters

The amount of dividends payable to the parent company from the subsidiary bank is limited by various banking regulatory agencies. Upon approval by regulatory authorities, the Bank may
pay cash dividends to the parent company in excess of regulatory limitations.

The Company is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and, possibly, additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total and Tier I capital to risk-weighted assets, and of Tier I capital to average assets. As of
December 31, 2018,
the interim final Basel III rules (Basel III) require the Company to also maintain minimum amounts and ratios of common equity Tier
1
capital to risk weighted assets. These amounts and ratios as defined in regulations are presented hereafter. Management believes, as of
December 31, 2018,
the Company meets all capital adequacy requirements to which it is subject under the regulatory framework for prompt corrective action. In the opinion of management, there are no
conditions or events since prior notification of capital adequacy from the regulators that have changed the institution’s category.

The Basel III rules also require the implementation of a new capital conservation buffer comprised of common equity Tier
1
capital. The capital conservation buffer was phased in beginning
January 1, 2016
at
0.625
percent of risk-weighted assets, with subsequent increases of
0.625
percent each year until reaching its final level of
2.5
percent on
January 1, 2019.

The following table summarizes regulatory capital information as of
December 31, 2018
and
December 31, 2017
on a consolidated basis and for the subsidiary, as defined. Regulatory capital ratios for
December 31, 2018
and
2017
were calculated in accordance with the Basel III rules.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2018	(In Thousands)

Total Capital to Risk-Weighted Assets
Consolidated	$133,900	15.86%	$67,527	8.00%	N/A	N/A
Colony Bank	131,723	15.63	67,418	8.00	84,272	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	126,623	15.00	50,645	6.00	N/A	N/A
Colony Bank	124,446	14.77	50,563	6.00	67,418	8.00

Common Equity Tier 1 Capital to Risk-Weighted Assets
Consolidated	103,123	12.22	37,984	4.50	N/A	N/A
Colony Bank	124,446	14.77	37,923	4.50	54,777	6.50

Tier I Capital to Average Assets
Consolidated	126,623	10.24	49,478	4.00	N/A	N/A
Colony Bank	124,446	10.08	49,396	4.00	61,745	5.00

As of December 31, 2017

Total Capital to Risk-Weighted Assets
Consolidated	$127,786	15.56%	$65,718	8.00%	N/A	N/A
Colony Bank	127,470	15.54	65,628	8.00	$82,036	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	120,279	14.64	49,289	6.00	N/A	N/A
Colony Bank	119,963	14.62	49,221	6.00	65,628	8.00

Common Equity Tier 1 Capital to Risk-Weighted Assets
Consolidated	96,779	11.78	36,967	4.50	N/A	N/A
Colony Bank	119,963	14.62	36,916	4.50	53,323	6.50

Tier I Capital to Average Assets
Consolidated	120,279	9.89	48,635	4.00	N/A	N/A
Colony Bank	119,963	9.88	48,566	4.00	60,708	5.00

In
2018,
the Bank obtained approval of its regulators and paid a
$8,300,000
dividend to the Company. The dividend was utilized to pay dividends to shareholders and to repurchase the Warrant, which was for
500,000
shares of the Company’s common stock outstanding with private investors. The Warrant was repurchased during the second
quarter for
$3.2
million. In
2017,
the Bank obtained approval of its regulators and paid a
$8,725,000
dividend to the Company. The dividend was utilized to pay dividends to shareholders and to redeem
9,360
shares of Preferred Stock. In
2016,
the Bank obtained approval of its regulators and paid a
$9,100,000
dividend to the Company. The dividend was utilized to redeem
8,661
shares of Preferred Stock.